Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Awards will be subject to any clawback policy Envoy Medical is required to adopt pursuant to the listing standards of any national securities exchange or association on which Envoy Medical securities are listed or as is otherwise required by applicable laws. The administrator also may specify in an award agreement that the participant’s rights, payments and benefits with respect to an award will be subject to reduction, cancellation, forfeiture, recoupment, reimbursement, or reacquisition upon the occurrence of certain specified events. The administrator may require a participant to forfeit or return to Envoy Medical or reimburse Envoy Medical for all or a portion of the award and any amounts paid under the award in order to comply with any clawback policy of Envoy Medical as described in the first sentence of this paragraph or with applicable laws.